ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

MARKETABLE SECURITIES (14.24%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUND (0.14%)
iShares MSCI ACWI ETF	Exchange-traded fund	2,049	$123,918	$173,919
TOTAL EXCHANGE-TRADED FUND			123,918	173,919

FOREIGN COLLECTIVE INVESTMENT FUND (3.08%)
GMO Equity Dislocation Investment Fund - Class A	Foreign fund	181,626	4,015,948	3,884,978
TOTAL FOREIGN COLLECTIVE INVESTMENT FUND			4,015,948	3,884,978

MUTUAL FUNDS (11.02%)
American Funds New Perspective Fund F-3	Mutual fund	85,230	3,307,135	4,030,513
DFA Global Equity Portfolio I	Mutual fund	374,031	7,645,203	9,855,714
TOTAL MUTUAL FUNDS			10,952,338	13,886,227
TOTAL MARKETABLE SECURITIES			15,092,204	17,945,124

PORTFOLIO FUNDS [a,b] (84.07%)	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
MEMBERSHIP INTERESTS (8.43%)
D. E. Shaw All Country Global Alpha Extension Fund, LLC	Long/Short		$8,000,000	$10,414,634	7/1/2018
New Mountain Investments III, LLC	Buyout		179,363	210,112	12/19/2007
TOTAL MEMBERSHIP INTERESTS			8,179,363	10,624,746

PARTNERSHIP INTERESTS (75.64%)
Accolade Partners VII-C, L.P.[c]	Private Equity		1,248,750	1,316,425	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Multi-Strategy		1,242,400	2,033,057	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short		4,500,000	5,786,319	4/1/2020
Black River Capital Partners Fund (Food) L.P.	Private Equity		4,453,615	2,627,892	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity		1,947,117	2,004,718	1/10/2020
Capital Dynamics Champion Ventures VII	Venture Capital		2,084,384	6,401,987	2/16/2012
Centerbridge Special Credit Partners	Private Credit		-	21,977	10/27/2009
Coatue Qualified Partners, L.P.	Long/Short		3,629,822	6,089,300	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity		1,424,075	213,310	7/1/2011
Goldman Sachs Vintage Fund V, L.P.	Buyout		2,035,142	185,669	8/20/2008
Kayne Anderson Energy Fund V (QP), L.P.	Private Equity		2,899,211	1,193,550	7/1/2009
Oaktree Opportunities Fund X, L.P.	Private Credit		694,500	2,012,297	2/4/2016
Oaktree Opportunities Fund Xb, L.P.	Private Credit		6,500,000	9,902,217	6/18/2018
RA Capital Heathcare Fund, L.P.	Long/Short		6,000,000	8,333,507	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity		1,200,000	1,162,304	12/17/2021
Renaissance Institutional Diversified Global Equities Onshore Fund L.P.	Long/Short		7,909,049	6,184,800	7/1/2018
Revolution Ventures II, L.P.	Venture Capital		3,449,131	4,779,840	10/24/2013
Stripes V, L.P.	Private Equity		9,377,871	13,851,934	7/7/2021
The Children's Investment Fund L.P.	Long/Short		5,000,000	8,250,500	11/1/2017
Two Sigma China Core Equity Fund, L.P.	Hedge Fund		3,000,000	2,441,501	5/1/2021
Viking Global Opportunities L.P.	Long/Short		10,000,000	10,502,705	1/1/2021
TOTAL PARTNERSHIP INTERESTS			78,595,067	95,295,809
TOTAL PORTFOLIO FUNDS			86,774,430	105,920,555

SHORT-TERM INVESTMENT (6.84%)	Type of Investment
Fidelity Investments Money Market Government Portfolio I, 4.06%[d]	Money Market Fund	8,614,831	8,614,831	8,614,831
TOTAL SHORT-TERM INVESTMENT			8,614,831	8,614,831

TOTAL INVESTMENTS (105.15%)			$110,481,465	$132,480,510
Liabilities in excess of other assets (-5.15%)				(6,485,880)

TOTAL NET ASSETS (100.00%)				$125,994,630

[a]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

[b]	Non-income producing security.

[c]	Affiliated investment for which ownership exceeds 5% of the investment's capital.

[d]	The rate is the annualized seven-day yield at period end.

All investments are in the United States of America, except GMO Equity Dislocation Investment Fund - Class A which is domiciled in Ireland and Gavea Investment Fund IV A, L.P. which is domiciled in Brazil.